Related Party Transactions - Summary of Relationship With Related Party (Detail)	12 Months Ended
Dec. 31, 2024
EaSuMed Holding Ltd. [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Equity method investee
Guangzhou Burning Rock Biological Engineering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Company controlled by the Chief Executive Officer